Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Dec. 13, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent events.
Dividends declared (dollars per share)		$ 0.18
Dividends paid (dollars per share)		$ 0.18
Cash dividend	$ 7,800		$ 37,517	$ 40,546